Income before Income Tax by Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
United States					$ 37,710	$ 15,064	$ (11,649)
Foreign					(1,764)	(583)	(1,401)
Total income before income taxes	$ 9,856	$ 7,319	$ 16,754	$ 10,614	$ 35,946	$ 14,481	$ (13,050)